Deferred Revenue (Tables)	12 Months Ended
Jun. 30, 2025
Deferred Revenue [Abstract]
Schedule of Deferred Revenue
	Consolidated
	30 June 2025	30 June 2024
	$	$
Current liabilities
Deferred Revenue	-	125,359

Reconciliation
Reconciliation of the written down values at the beginning and end of the current and previous financial year are set out below:

Opening balance	125,359	85,359
Payments received in advance	-	40,000
Transfer to revenue - Bad debts recognised during the year (related party)	(6,655)	-
Transfer to revenue – other balances	(118,704)
Closing balance	-	125,359

Schedule of Recognised as Revenue in Future Periods

The aggregate amount of the transaction price allocated to the performance obligations that are unsatisfied at the end of the reporting period was nil as at 30 June 2025 ($125,359 as at 30 June 2024) and is expected to be recognised as revenue in future periods as follows:

	Consolidated
	30 June 2025	30 June 2024
	$	$
6 to 12 months	-	125,359